Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times. Annual equity grants are typically approved by the Compensation Committee during the first quarter of each year in connection with the Company's annual performance review cycle, with grant values determined based on individual performance ratings. The timing of any equity grants to executive officers in connection with new hires, promotions or other non-routine grants is tied to the event giving rise to the award, such as the executive officer's commencement of employment or promotion effective date. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation. Should material non-public information exist at the time that equity grants are approved, the compensation committee would consider the anticipated effect of the material non-public information on our stock price and would take such effect into account when sizing the awards.

Award Timing Method	We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times. Annual equity grants are typically approved by the Compensation Committee during the first quarter of each year in connection with the Company's annual performance review cycle, with grant values determined based on individual performance ratings. The timing of any equity grants to executive officers in connection with new hires, promotions or other non-routine grants is tied to the event giving rise to the award, such as the executive officer's commencement of employment or promotion effective date.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Should material non-public information exist at the time that equity grants are approved, the compensation committee would consider the anticipated effect of the material non-public information on our stock price and would take such effect into account when sizing the awards.
MNPI Disclosure Timed for Compensation Value	false